Estimates, Significant Accounting Policies and Balance Sheet Detials (Costs and expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retail Marketing [Member]
Excise Taxes Collected	$ 0	$ 1,850	$ 2,460